Financial Instruments-Risk Management - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 10.3	$ 11.5
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.0	11.1
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.5	11.4
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.7	3.1
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.0	4.6
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.3	5.0
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.5	5.2
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(8.6)	(14.8)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.2	14.6
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	36.1	$ 37.0
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.9
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.4
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.2
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.9
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.7
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.9
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.8
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(13.1)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.1
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	36.2
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	23.2
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.7
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	22.0
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	20.8
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.7
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.7
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.1
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	32.8
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	50.5
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.5
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	0.5
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.2
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.4
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.0
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.5
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.9
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 22.0